Segment information	12 Months Ended
Dec. 31, 2020
Segment information [Abstract]
Segment information

6. Segment information

Geographical information

The Group’s non-current assets by the Company’s country of domicile were as follows:

	December 31, 2020	December 31, 2019
Switzerland	9,030,778	6,852,286
Australia	151,269	—
Total	9,182,047	6,852,286

Non-current assets exclude financial instruments.